UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22563

Mairs and Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Mairs and Power Growth Fund

SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 98.3%
	BASIC INDUSTRIES 15.9%
2,185,000	Bemis Co., Inc.	$70,553,650
1,415,153	Ecolab, Inc.	87,343,244
2,850,000	H.B. Fuller Co.(a)	93,565,500
2,280,000	Valspar Corp.	110,101,200
		361,563,594
	CAPITAL GOODS 18.0%
332,000	Badger Meter, Inc.	11,284,680
2,620,000	Donaldson Co., Inc.	93,612,600
690,000	Fastenal Co.	37,329,000
1,870,000	Graco, Inc.	99,222,200
1,200,000	MTS Systems Corp.(a)	63,708,000
2,180,000	Pentair, Inc.	103,789,800
		408,946,280
	CONSUMER CYCLICAL 9.2%
500,000	G&K Services, Inc., Class A	17,100,000
1,700,000	Target Corp.	99,059,000
1,220,000	Toro Co.	86,754,200
130,000	The Walt Disney Company	5,691,400
		208,604,600
	CONSUMER STAPLE 5.4%
1,450,000	General Mills, Inc.	57,202,500
2,230,000	Hormel Foods Corp.	65,829,600
		123,032,100
	DIVERSIFIED 6.9%
1,160,000	3M Co.	103,483,600
2,700,000	General Electric Co.	54,189,000
		157,672,600
	FINANCIAL 11.8%
810,000	Associated Banc-Corp.	11,307,600
1,090,000	Principal Financial Group	32,165,900
3,100,000	TCF Financial Corp.	36,859,000
300,000	The Travelers Cos., Inc.	17,760,000
2,910,000	U.S. Bancorp	92,188,800
1,920,000	Wells Fargo & Co.	65,548,800
640,000	Western Union Co.	11,264,000
		267,094,100
	HEALTH CARE 17.6%
1,000,000	Baxter International Inc.	59,780,000
1,090,000	Johnson & Johnson	71,896,400
522,500	MEDTOX Scientific, Inc.(a)(b)	8,809,350
2,250,000	Medtronic, Inc.	88,177,500
970,000	Patterson Cos., Inc.	32,398,000
1,550,000	Pfizer Inc.	35,123,000
1,240,000	St. Jude Medical, Inc.	54,944,400
628,800	SurModics, Inc.(b)	9,664,656
166,900	Techne Corp.	11,699,690
430,000	Zimmer Holdings, Inc.	27,640,400
		400,133,396
	TECHNOLOGY 12.0%
2,020,000	Corning Inc.	28,441,600
77,900	Cray Inc.(b)	570,228
1,570,000	Daktronics, Inc.	13,957,300
1,675,000	Emerson Electric Co.	87,401,500
170,000	Fiserv, Inc.(b)	11,796,300
1,550,000	Honeywell International Inc.	94,627,500
780,000	Intel Corp.	21,925,800
209,900	NVE Corporation(b)	11,124,700
90,000	Stratasys, Inc.(b)	3,286,800
		273,131,728

Mairs and Power Growth Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TRANSPORTATION 1.5%
150,000	C.H. Robinson Worldwide, Inc.	$9,823,500
310,000	United Parcel Service, Inc., Class B	25,023,200
		34,846,700

	TOTAL COMMON STOCKS	$2,235,025,098
	(cost $1,336,508,559)

	SHORT-TERM INVESTMENTS 1.6%
35,520,024	First American Prime Obligations Fund, Class Z, 0.07%(c)	$35,520,024
	(cost $35,520,024)

	TOTAL INVESTMENTS 99.9%	$2,270,545,122
	(cost $1,372,028,583)

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	3,085,791

	TOTAL NET ASSETS 100.0%	$2,273,630,913

(a) Affiliated company.
(b) Non-income producing.
(c) The rate quoted is the annualized seven-day effective yield as of March 31, 2012.

See accompanying Notes to Schedule of Investments.

Mairs and Power Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2012

Security Valuations
Security valuations for the Mairs and Power Growth Fund (the Fund) investments are furnished by independent pricing services that have been approved by the Fund’s Board of Trustees (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of March 31, 2012, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  All of the inputs used to value the Fund’s investments as of March 31, 2012 were classified as Level 1.  For detail of investments by major industry classification, please refer to the Schedule of Investments. There were no transfers between levels during the period.

Mairs and Power Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2012

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2011, the cost of investments for federal income tax purposes was $1,356,190,122.  Net unrealized appreciation aggregated $618,370,090, of which $766,509,980 represented appreciated securities and $148,139,890 represented depreciated securities.

Transactions With Affiliated Companies
The Fund owns 5% or more of the voting securities of the following companies during the period ended March 31, 2012. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/2011	Purchases	Sales	Balance 3/31/2012	Dividend Income	Fair Value at 3/31/2012
H.B. Fuller Co.	2,980,000	-	130,000	2,850,000	$222,000	$93,565,500
MEDTOX Scientific, Inc.	522,500	-	-	522,500	-	8,809,350
MTS Systems Corp.	1,200,000	-	-	1,200,000	300,000	63,708,000
					$522,000	$166,082,850

Mairs and Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 33.9%

	FEDERAL AGENCY OBLIGATIONS 2.3%
$500,000	Federal National Mortgage Association	4.050%	12/17/25	$504,118
500,000	Federal Home Loan Banks	4.740%	01/07/26	509,832
500,000	Federal Home Loan Banks	4.400%	06/22/26	502,630
500,000	Federal National Mortgage Assocation	4.000%	11/18/26	500,564
500,000	Federal Farm Credit Bank	4.700%	01/04/27	509,236
500,000	Federal National Mortgage Association	4.000%	10/03/31	489,138
500,000	Federal National Mortgage Association	4.000%	10/24/31	498,704
500,000	Federal National Mortgage Association	4.150%	11/07/31	487,269
500,000	Federal National Mortgage Association	4.000%	04/09/32	502,793
500,000	Federal Farm Credit Bank	4.150%	11/16/35	496,527
				5,000,811
	CORPORATE BONDS 27.8%
	CONSUMER CYCLICAL 1.2%
500,000	Best Buy Co., Inc.	6.750%	07/15/13	530,332
500,000	Deluxe Corp.	7.375%	06/01/15	513,750
500,000	Gannett Co., Inc.	6.375%	09/01/15	532,500
500,000	Deluxe Corp.	7.000%	03/15/19	517,500
500,000	Best Buy Co., Inc.	5.500%	03/15/21	489,012
				2,583,094
	FINANCIAL 18.3%
500,000	SunTrust Banks, Inc.	5.250%	11/05/12	512,269
500,000	Harley Davidson Funding Corp.(a)	5.250%	12/15/12	513,164
453,000	City National Corp.	5.125%	02/15/13	466,672
250,000	Goldman Sachs Group, Inc.(a)	8.000%	03/01/13	261,389
500,000	Metropolitan Life Global Funds I(a)	5.125%	04/10/13	522,639
500,000	Fifth Third Bancorp	6.250%	05/01/13	525,898
500,000	Genworth Life Financial Inc.(a)	5.875%	05/03/13	518,696
500,000	Protective Life Corp.	4.300%	06/01/13	511,654
250,000	Allstate Corp.	7.500%	06/15/13	270,077
500,000	Harleysville Group	5.750%	07/15/13	513,444
500,000	SLM Corporation	5.000%	10/01/13	511,250
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	505,823
415,000	Liberty Mutual Group Inc.(a)	5.750%	03/15/14	437,406
500,000	GATX Corp.	8.750%	05/15/14	569,184
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	519,822
500,000	Citigroup Inc.	5.000%	09/15/14	517,815
500,000	Regions Financial Corp.	7.750%	11/10/14	548,125
500,000	SLM Corporation	5.050%	11/14/14	512,388
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	520,384
500,000	American General Finance Corp.	6.000%	12/15/14	396,043
500,000	Principal Life Global(a)	5.050%	03/15/15	528,611
500,000	Marshall & Ilsley Corp.	4.850%	06/16/15	538,203
500,000	TCF National Bank	5.500%	02/01/16	498,801
500,000	Key Bank National Association	5.450%	03/03/16	549,337
500,000	Symetra Financial Corp.(a)	6.125%	04/01/16	508,878
250,000	Security Benefit Life Insurance(a)	8.750%	05/15/16	260,000
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	526,458
500,000	Torchmark Corp.	6.375%	06/15/16	555,588
500,000	Western Union Co.	5.930%	10/01/16	576,525
500,000	National City Bank	5.250%	12/15/16	535,736
500,000	Marshall & Ilsley Corp.	5.000%	01/17/17	537,965
500,000	Citigroup Inc.	5.500%	02/15/17	524,443
500,000	Ford Motor Credit Co.	3.875%	03/20/17	490,063
500,000	White Mountain Group, Ltd.(a)(b)	6.375%	03/20/17	523,787
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	256,377
500,000	Comerica Incorporated	5.200%	08/22/17	550,581
500,000	Bank of America Corp.	6.000%	09/01/17	544,580
500,000	American Express Company	6.000%	09/13/17	585,126
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	248,176
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	582,166
500,000	Prudential Financial Inc.	6.000%	12/01/17	582,541

Mairs and Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Barclays Bank, PLC(a)(b)	6.050%	12/04/17	$514,119
1,000,000	Morgan Stanley	5.950%	12/28/17	1,029,591
500,000	Goldman Sachs Group, Inc.	5.950%	01/18/18	538,607
500,000	Wachovia Corp.	5.750%	02/01/18	581,317
500,000	United Health Group, Inc.	6.000%	02/15/18	603,915
250,000	Lincoln National Corp.	7.000%	03/15/18	292,627
500,000	SunTrust Banks, Inc.	7.250%	03/15/18	571,817
500,000	Morgan Stanley	6.625%	04/01/18	526,507
500,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	555,849
500,000	Provident Cos.	7.000%	07/15/18	532,824
500,000	MetLife Inc.	6.817%	08/15/18	612,652
500,000	Associated Banc-Corp	9.250%	10/15/18	513,704
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	546,178
500,000	Royal Bank of Scotland Group, PLC(b)	5.250%	02/15/19	491,256
500,000	BB&T Corp.	6.850%	04/30/19	615,456
250,000	Berkley (WR) Corp.	6.150%	08/15/19	268,658
500,000	Protective Life Corp.	7.375%	10/15/19	553,329
500,000	Credit Suisse(b)	5.400%	01/14/20	514,729
500,000	Morgan Stanley	5.500%	01/26/20	487,640
500,000	The Hartford Financial Services Group Inc.	5.500%	03/30/20	534,346
450,000	Compass Bancshares, Inc.	5.500%	04/01/20	433,998
537,000	Manufacturers & Traders Trust Co.(c)	5.585%	12/28/20	520,975
1,000,000	Nationwide Financial Services(a)	5.375%	03/25/21	1,021,904
500,000	Markel Corporation	5.350%	06/01/21	521,357
500,000	Goldman Sachs Group, Inc.	5.250%	07/27/21	494,958
500,000	AFLAC, Inc.	4.000%	02/15/22	504,121
500,000	Prudential Financial Inc.	6.000%	02/15/23	501,194
500,000	CNA Financial Corp.	7.250%	11/15/23	562,051
500,000	Pacific Life Insurance Co.(a)	7.900%	12/30/23	585,260
250,000	Liberty Mutual Insurance Co.(a)	8.500%	05/15/25	308,282
514,000	Bank of America Corp.(c)	5.375%	06/30/25	507,899
500,000	Citigroup Inc.	5.200%	01/25/27	481,213
250,000	Provident Cos.	7.250%	03/15/28	261,400
500,000	Farmers Exchange Capital(a)	7.050%	07/15/28	546,247
500,000	Bank of America Corp.(c)	5.500%	03/29/30	483,885
10,000	Raymond James Financial Inc.(d)	6.900%	03/15/42	259,800
				39,037,749
	INDUSTRIAL 6.4%
500,000	Valspar Corp.	5.625%	05/01/12	501,594
500,000	Albertsons (SUPERVALU Inc.)	6.820%	07/30/12	502,672
500,000	Cargill, Inc.(a)	5.200%	01/22/13	519,032
500,000	Transocean Ltd.(b)	5.250%	03/15/13	517,395
250,000	Willamette Industries	7.125%	07/22/13	259,998
500,000	Ingersoll-Rand Co., Ltd.(b)	6.000%	08/15/13	533,930
250,000	Maytag Corp.	5.000%	05/15/15	258,677
340,000	Johnson Controls, Inc.	5.500%	01/15/16	383,482
500,000	International Paper Co.	5.250%	04/01/16	551,686
500,000	SUPERVALU Inc.	8.000%	05/01/16	523,750
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	576,449
500,000	Valspar Corp.	6.050%	05/01/17	566,951
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	523,825
525,000	Cargill, Inc.(a)	6.000%	11/27/17	625,097
250,000	ServiceMaster Co.	7.100%	03/01/18	235,625
250,000	ConocoPhillips	6.650%	07/15/18	308,766
350,000	PPG Industries	7.400%	08/15/19	425,532
500,000	MASCO Corp.	7.125%	03/15/20	534,534
500,000	Pentair, Inc.	5.000%	05/15/21	523,525
500,000	Carpenter Technology	5.200%	07/15/21	488,529
500,000	Idex Corporation	4.200%	12/15/21	503,174
500,000	MASCO Corp.	5.950%	03/15/22	501,163
500,000	URS Corp.(a)	5.000%	04/01/22	494,246
500,000	Wyeth	6.450%	02/01/24	650,398
865,000	Union Carbide Corp.	7.500%	06/01/25	1,006,094
500,000	Toro Co.	7.800%	06/15/27	571,639
500,000	Global Marine	7.000%	06/01/28	513,959
				13,601,722

Mairs and Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	UTILITIES 1.9%
$500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	$535,472
500,000	Commonwealth Edison Co.	6.150%	09/15/17	601,655
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	281,422
250,000	South Jersey Gas Co.	7.125%	10/22/18	298,977
250,000	United Utilities PLC(b)	5.375%	02/01/19	264,703
500,000	Chesapeake Energy	6.775%	03/15/19	496,250
250,000	Verizon Communications, Inc.	6.350%	04/01/19	304,440
500,000	CenturyLink, Inc.	6.150%	09/15/19	519,066
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	499,787
10,000	Nextera Energy Capital(d)	5.700%	03/01/72	250,625
				4,052,397

	TOTAL CORPORATE BONDS			59,274,962

	ASSET BACKED SECURITIES 3.8%
100,271	GATX Corp.	7.500%	02/28/15	105,209
500,000	American Airlines, Inc.(a)(d)	7.500%	03/15/16	441,250
500,000	Delta Air Lines 2010-2 Class B Pass Thru Trust(a)	6.750%	05/23/17	501,250
442,375	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	01/08/18	505,967
465,166	American Airlines 2011-1 Pass Through Trust(a)	7.000%	07/31/19	455,863
380,432	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	373,318
959,512	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	951,116
500,000	Delta Airlines 2011-1 Pass Thru Cert	5.300%	10/15/20	530,000
982,591	America West Airlines, Inc.	8.057%	01/02/22	997,330
970,817	American Airlines 2011-1 Pass Through Trust	5.250%	07/31/22	1,006,057
218,427	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	236,841
413,285	Southwest Airlines Co.	6.150%	02/01/24	467,012
987,077	US Airways 2010-1 Class A Pass Through Cert	6.250%	10/22/24	1,003,166
500,000	US Airways 2011-1A PTT Equipment Trust Certificate	7.125%	04/22/25	515,000
				8,089,379

	TOTAL FIXED INCOME SECURITIES			$72,365,152
	(cost $67,383,324)

Mairs and Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 62.3%
	BASIC INDUSTRIES 6.6%
81,000	Bemis Co., Inc.	$2,615,490
14,000	Ecolab, Inc.	864,080
153,000	H.B. Fuller Co.	5,022,990
115,000	Valspar Corp.	5,553,350
		14,055,910
	CAPITAL GOODS 6.7%
80,000	Graco, Inc.	4,244,800
23,000	Ingersoll-Rand Co., Ltd.(b)	951,050
80,000	MTS Systems Corp.	4,247,200
103,000	Pentair, Inc.	4,903,830
		14,346,880
	CONSUMER CYCLICAL 4.5%
15,000	Genuine Parts Co.	941,250
74,000	Home Depot, Inc.	3,722,940
30,000	Sturm, Ruger & Co., Inc.	1,473,000
36,000	Target Corp.	2,097,720
20,000	Toro Co.	1,422,200
		9,657,110
	CONSUMER STAPLE 4.4%
73,000	General Mills, Inc.	2,879,850
15,000	The Hershey Co.	919,950
118,000	Hormel Foods Corp.	3,483,360
26,000	Kimberly-Clark Corp.	1,921,140
50,000	SUPERVALU Inc.	285,500
		9,489,800
	DIVERSIFIED 4.4%
66,000	3M Co.	5,887,860
170,000	General Electric Co.	3,411,900
		9,299,760
	ENERGY 6.7%
33,000	BP p.l.c. ADR(b)(e)	1,485,000
50,000	ConocoPhillips	3,800,500
36,000	Exxon Mobil Corp.	3,122,280
27,000	Murphy Oil Corp.	1,519,290
61,000	Schlumberger, Ltd.(b)	4,265,730
		14,192,800
	FINANCIAL 10.7%
26,000	American Express Co.	1,504,360
63,000	Associated Banc-Corp.	879,480
59,000	Bank of America Corp.	564,630
78,000	JPMorgan Chase & Co.	3,586,440
20,000	Lincoln National Corp.	527,200
131,000	Principal Financial Group	3,865,810
111,000	TCF Financial Corp.	1,319,790
35,000	The Travelers Cos., Inc.	2,072,000
98,000	U.S. Bancorp	3,104,640
156,000	Wells Fargo & Co.	5,325,840
		22,750,190
	HEALTH CARE 8.5%
18,000	Abbott Laboratories	1,103,220
82,000	Baxter International Inc.	4,901,960
50,000	Bristol-Myers Squibb Co.	1,687,500
60,000	Eli Lilly & Co.	2,416,200
36,000	Johnson & Johnson	2,374,560
60,000	Medtronic, Inc.	2,351,400
142,000	Pfizer Inc.	3,217,720
		18,052,560

	TECHNOLOGY 6.8%
107,000	Corning Inc.	1,506,560
101,000	Emerson Electric Co.	5,270,180
87,000	Honeywell International Inc.	5,311,350
12,000	International Business Machines Corp.	2,503,800
		14,591,890

Mairs and Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TRANSPORTATION 2.5%
65,000	United Parcel Service, Inc., Class B	$5,246,800

	UTILITIES 0.5%
40,000	Xcel Energy Inc.	1,058,800

	TOTAL COMMON STOCKS	$132,742,500
	(cost $81,172,534)

	PREFERRED STOCKS 0.1%
	FINANCIAL 0.1%
10,000	Wachovia Cap Trust IV	251,100

	TOTAL PREFERRED STOCKS	$251,100
	(cost $250,000)

	SHORT-TERM INVESTMENTS 3.8%
8,163,435	First American Prime Obligations Fund, Class Z, 0.07%(f)	$8,163,435
	(cost $8,163,435)

	TOTAL INVESTMENTS 100.1%	$213,522,187
	(cost $156,969,293)

	OTHER ASSETS AND LIABILITIES (NET) (0.1)%	(166,458)

	TOTAL NET ASSETS 100.0%	$213,355,729

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from  registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.  As of March 31, 2012, these securities represented $10,087,120 or 4.7% of total net assets.

(b) Foreign security denominated in U.S. dollars. As of March 31, 2012, these securities represented $10,061,699 or 4.7% of total net assets.
(c) Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2012.
(d) Non-income producing - Issue is in default.
(e) American Depository Receipt.
(f) The rate quoted is the annualized seven-day effective yield as of March 31, 2012.

See accompanying Notes to Schedule of Investments.

Mairs and Power Balanced Fund

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2012

Security Valuations
Security valuations for the Mairs and Power Balanced Fund (the Fund) investments are furnished by independent pricing services that have been approved by the Fund’s Board of Trustees (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold.  As of March 31, 2012, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  There were no transfers between levels during the year.  The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Mairs and Power Balanced Fund

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2012

Security Classification (a)	Level 1	Level 2	Level 3
Common Stocks	$132,742,500	$-	$-
Short-term Investments	8,163,435	-	-
Fixed Income Securities	-	72,365,152	-
Preferred Stock	251,100	-	-
Total	$141,157,035	$72,365,152	$-

(a)	For detail of common stocks and fixed income securities by major industry classification, please refer to the Schedule of Investments.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2011, the cost of investments for federal income tax purposes was $147,099,094.  Net unrealized appreciation aggregated $38,468,760, of which $46,189,219 represented appreciated securities and $7,720,459 represented depreciated securities.

Mairs and Power Small Cap Fund

SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 97.9%
	BASIC INDUSTRIES 14.1%
14,700	Apogee Enterprises, Inc.	$190,365
6,100	Bemis Co., Inc.	196,969
5,100	Hawkins, Inc.	189,720
8,300	Titan Machinery, Inc.(a)	234,060
5,400	Valspar Corp.	260,766
		1,071,880
	CAPITAL GOODS 16.2%
4,100	Badger Meter, Inc.	139,359
4,000	Graco, Inc.	212,240
8,500	MOCON, Inc.	138,210
2,200	MTS Systems Corp.	116,798
6,800	Oshkosh Corporation(a)	157,556
3,600	Pentair, Inc.	171,396
4,800	Snap-on Incorporated	292,656
		1,228,215
	CONSUMER CYCLICAL 10.7%
1,900	Buffalo Wild Wings, Inc.(a)	172,311
5,300	Cabela's Inc.(a)	202,195
2,600	Capella Education Company(a)	93,470
6,100	LKQ Corporation(a)	190,137
2,200	Toro Co.	156,442
		814,555
	CONSUMER STAPLE 2.9%
2,700	Casey's General Stores, Inc.	149,742
1,100	Morningstar, Inc.	69,355
		219,097
	ENERGY 4.4%
4,400	GeoResources, Inc.(a)	144,056
1,800	Oasis Petroleum Inc.(a)	55,494
5,085	Superior Energy Services, Inc.(a)	134,041
		333,591
	FINANCIAL 16.5%
16,500	Associated Banc-Corp.	230,340
9,000	Associated Estates Realty Corporation	147,060
4,800	Piper Jaffray Companies(a)	127,776
11,700	PrivateBancorp, Inc.	177,489
22,100	TCF Financial Corp.	262,769
3,900	Waddell & Reed Financial, Inc.	126,399
5,100	Wintrust Financial Corporation	182,529
		1,254,362
	HEALTH CARE 9.5%
2,600	Landauer, Inc.	137,852
13,000	MEDTOX Scientific, Inc.(a)	219,180
4,200	Patterson Cos., Inc.	140,280
3,200	Techne Corp.	224,320
		721,632
	TECHNOLOGY 15.1%
2,600	Advent Software, Inc.(a)	66,560
2,200	Alliant Techsystems Inc.	110,264
20,200	Cray Inc.(a)	147,864
19,300	Daktronics, Inc.	171,577
2,600	NVE Corporation(a)	137,800
1,800	SPS Commerce, Inc.(a)	48,384
4,650	Stratasys, Inc.(a)	169,818
27,500	VASCO Data Security International, Inc.(a)	296,725
		1,148,992
	TRANSPORTATION 5.1%
7,600	Echo Global Logistics, Inc.(a)	122,360
7,400	Hub Group, Inc.(a)	266,622
		388,982

Mairs and Power Small Cap Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	UTILITIES 3.4%
6,200	ALLETE, Inc.	$257,238

	TOTAL COMMON STOCKS	$7,438,544
	(cost $6,112,616)

	SHORT-TERM INVESTMENTS 2.8%
215,282	First American Prime Obligations Fund, Class Z, 0.07%(b)	$215,282
	(cost $215,282)

	TOTAL INVESTMENTS 100.7%	$7,653,826
	(cost $6,327,898)

	OTHER ASSETS AND LIABILITIES (NET) (0.7)%	(51,165)

	TOTAL NET ASSETS 100.0%	$7,602,661

(a) Non-income producing.
(b) The rate quoted is the annualized seven-day effective yield as of March 31, 2012.

See accompanying Notes to Schedule of Investments.

Mairs and Power Small Cap Fund

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2012

Security Valuations
Security valuations for the Mairs and Power Small Cap Fund (the Fund) investments are furnished by independent pricing services that have been approved by the Fund’s Board of Trustees (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of March 31, 2012, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  All of the inputs used to value the Fund’s investments as of March 31, 2012 were classified as Level 1.  For detail of investments by major industry classification, please refer to the Schedule of Investments. There were no transfers between levels during the period.

Mairs and Power Small Cap Fund

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2012

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2011, the cost of investments for federal income tax purposes was $4,694,676.  Net unrealized appreciation aggregated $475,206 of which $533,789 represented appreciated securities and $58,583 represented depreciated securities.

Item 2. Controls and Procedures.

(a)
 The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
 There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs and Power Funds Trust

By (Signature and Title)          /s/ William B. Frels
    William B. Frels, President

Date     5/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ William B. Frels
       William B. Frels, President
      (Principal Executive Officer)

Date     5/30/2012

By (Signature and Title)*          /s/ Andrea C. Stimmel
              Andrea C. Stimmel, Treasurer
      (Principal Financial Officer)

Date     5/30/2012

* Print the name and title of each signing officer under his or her signature.